Cover Page Cover Page	Jul. 31, 2019
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	CATERPILLAR INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-768
Entity Tax Identification Number	37-0602744
Entity Address, Address Line One	510 Lake Cook Road,
Entity Address, Address Line Two	Suite 100,
Entity Address, City or Town	Deerfield,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(224)
Local Phone Number	551-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000018230
Amendment Flag	true
Amendment Description	Annual Meeting Results
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	CAT
Security Exchange Name	NYSE
9 3/8% Debentures Due March 15, 2021
Entity Information [Line Items]
Title of 12(b) Security	9 3/8% Debentures due March 15, 2021
Trading Symbol	CAT21
Security Exchange Name	NYSE
8% Debentures Due February 15, 2023
Entity Information [Line Items]
Title of 12(b) Security	8% Debentures due February 15, 2023
Trading Symbol	CAT23
Security Exchange Name	NYSE
5.3% Debentures Due September 15, 2035
Entity Information [Line Items]
Title of 12(b) Security	5.3% Debentures due September 15, 2035
Trading Symbol	CAT35
Security Exchange Name	NYSE